Restructuring charges (Tables)	12 Months Ended
Mar. 31, 2015
Restructuring and Related Activities [Abstract]
Changes in Accrued Restructuring Charges

The changes in the accrued restructuring charges for the fiscal years ended March 31, 2013, 2014 and 2015 are as follows:

	Yen in millions
	Employee termination benefits	Non-cash write-downs and disposals, net*	Other associated costs	Total
Balance at March 31, 2012	24,997	—	7,936	32,933
Restructuring costs	62,752	5,161	6,473	74,386
Non-cash charges	—	(5,161)	—	(5,161)
Cash payments	(58,518)	—	(9,722)	(68,240)
Adjustments	3,498	—	988	4,486

Balance at March 31, 2013	32,729	—	5,675	38,404
Restructuring costs	41,820	18,991	14,759	75,570
Non-cash charges	—	(18,991)	—	(18,991)
Cash payments	(46,017)	—	(7,177)	(53,194)
Adjustments	3,312	—	659	3,971

Balance at March 31, 2014	31,844	—	13,916	45,760
Restructuring costs	53,261	17,169	20,259	90,689
Non-cash charges	—	(17,169)	—	(17,169)
Cash payments	(48,787)	—	(19,937)	(68,724)
Adjustments	403	—	(42)	361

Balance at March 31, 2015	36,721	—	14,196	50,917

*	Significant asset impairments excluded from restructuring charges are described in Note 13.

Total Costs Incurred in Connection with Restructuring Programs by Segment

Total costs incurred in connection with these restructuring programs by segment for the fiscal years ended March 31, 2013, 2014 and 2015 are as follows:

	Yen in millions
	Fiscal year ended March 31, 2013
	Employee termination benefits	Other associated costs*	Total net restructuring charges	Depreciation associated with restructured assets	Total
Mobile Communications	787	917	1,704	—	1,704
Game & Network Services	310	—	310	—	310
Imaging Products & Solutions	9,720	1,520	11,240	1,645	12,885
Home Entertainment & Sound	10,647	1,168	11,815	597	12,412
Devices	15,153	3,943	19,096	—	19,096
Pictures	1,081	—	1,081	—	1,081
Music	2,305	—	2,305	—	2,305
Financial Services	—	—	—	—	—
All Other and Corporate	22,749	4,086	26,835	879	27,714

Total	62,752	11,634	74,386	3,121	77,507

	Yen in millions
	Fiscal year ended March 31, 2014
	Employee termination benefits	Other associated costs*	Total net restructuring charges	Depreciation associated with restructured assets	Total
Mobile Communications	440	3,171	3,611	—	3,611
Game & Network Services	58	313	371	—	371
Imaging Products & Solutions	3,309	113	3,422	—	3,422
Home Entertainment & Sound	1,160	377	1,537	34	1,571
Devices	2,917	2,547	5,464	3,451	8,915
Pictures	6,570	152	6,722	13	6,735
Music	576	—	576	—	576
Financial Services	—	—	—	—	—
All Other and Corporate	26,790	27,077	53,867	1,521	55,388

Total	41,820	33,750	75,570	5,019	80,589

	Yen in millions
	Fiscal year ended March 31, 2015
	Employee termination benefits	Other associated costs*	Total net restructuring charges	Depreciation associated with restructured assets	Total
Mobile Communications	3,664	1,906	5,570	85	5,655
Game & Network Services	520	6,752	7,272	—	7,272
Imaging Products & Solutions	6,550	13	6,563	714	7,277
Home Entertainment & Sound	1,959	1	1,960	—	1,960
Devices	3,235	3,761	6,996	426	7,422
Pictures	1,918	—	1,918	—	1,918
Music	1,530	578	2,108	—	2,108
Financial Services	—	—	—	—	—
All Other and Corporate	33,885	24,417	58,302	6,122	64,424

Total	53,261	37,428	90,689	7,347	98,036

*	Other associated costs includes non-cash write-downs and disposals, net